Average Annual Total Returns{- Fidelity Freedom Index 2030 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2030 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1905 Past 1 year	F1905 Past 5 years	F1905 Past 10 years
Total	10.83%	11.53%	9.80%	10.09%	10.11%	8.81%	6.62%	8.79%	7.74%	28.71%	18.47%	16.55%	11.17%	11.70%	10.56%